CONDENSED STATEMENTS OF OPERATIONS (Q2) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 16, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses		$ 4,395,173		$ 425,561		$ 6,538,054	$ 1,115,174	$ 2,188,743	$ 1,842,337
Loss from operations		(4,395,173)		(425,561)		(6,538,054)	(1,115,174)	(2,188,743)	(1,842,337)
Other income:
Change in fair value of derivative liabilities		623,884		6,460,625		(1,431,884)	12,878,753	13,772,685	9,503,810
Reduction in deferred underwriter commissions	$ 440,592	440,592		0		440,592	0
Interest income - bank		225		0		282	0	193	54
Interest expense		0		(2,385)		0	(4,146)	(7,885)	0
Investment income earned on cash and investments held in Trust Account		81,980		652,217		1,499,839	700,653	4,299,827	50,412
Total other (expense) income, net		1,146,681		7,110,457		508,829	13,575,260	18,064,820	8,819,956
Net (loss) income		(3,248,492)	$ (2,780,733)	6,684,896	$ 5,775,190	(6,029,225)	12,460,086	$ 15,876,077	$ 6,977,619
Weighted average common shares outstanding, Basic (in shares)								12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)								12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)								$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)								$ 0.26	$ 0.13
Common Class A [Member]
Other income:
Net (loss) income		$ (229,611)		$ 5,347,917		$ (1,442,623)	$ 9,968,069	$ 12,700,862	$ 5,468,324
Weighted average common shares outstanding, Basic (in shares)		918,402		48,300,000		3,797,947	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted (in shares)		918,402		48,300,000		3,797,947	48,300,000	48,300,000	43,139,178
Net (loss) income share, Basic (in dollars per share)		$ (0.25)		$ 0.11		$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)		$ (0.25)		$ 0.11		$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Common Class B [Member]
Other income:
Net (loss) income		$ (3,018,881)		$ 1,336,979		$ (4,586,602)	$ 2,492,017	$ 3,175,215	$ 1,509,295
Weighted average common shares outstanding, Basic (in shares)		12,075,000			12,075,000	12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)		12,075,000			12,075,000	12,075,000	12,075,000	12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)		$ (0.25)		$ 0.11	$ 0.11	$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)		$ (0.25)		$ 0.11	$ 0.11	$ (0.38)	$ 0.21	$ 0.26	$ 0.13